Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:			Company-Selected Measure:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Total Shareholder Return	Peer Group Total Shareholder Return (4)	Net Income ($ in thousands)	Distributable Return on Equity (5)

2022	-	-	$2,355,834	$2,346,968	$165.3	$165.4	$203,163	12.8%
2021	-	-	$1,656,291	$2,008,340	$206.5	$203.5	$159,974	15.4%
2020	-	-	$1,260,209	$1,219,723	$147.0	$160.7	$46,069	12.3%

(1)

Mr. Capasse is the principal executive officer for fiscal years 2020 through 2022. The Company does not pay or reimburse our Manager for any portion of the cash compensation that is paid by our Manager and its affiliates to Mr. Capasse.

(2)

Our named executive officers for the years ended December 31, 2022 and December 31, 2021 include Andrew Ahlborn, Chief Financial Officer, Gary Taylor, Chief Operating Officer and Adam Zausmer, Chief Credit Officer. Our named executive officers for the year ended December 31, 2020 include Andrew Ahlborn, Chief Financial Officer and Gary Taylor, Chief Operating Officer.

(3)

For the year ended December 31, 2022, average compensation actually paid to named executive officers includes the effects of net deductions of $3,669 and $64,214 for Messrs. Ahlborn and Taylor, respectively, and a net addition of $41,284 for Mr. Zausmer. For the year ended December 31, 2021, average compensation actually paid to named executive officers includes the effects of net additions of $278,646, $373,767, and $403,732 for Messrs. Ahlborn, Taylor and Zausmer, respectively. For the year ended December 31, 2020, average compensation actually paid to named executive officers includes the effects of net deductions of $35,752 and $45,219 for Messrs. Ahlborn and Taylor, respectively. These additions and deductions were primarily due to the impact of fair market value adjustments made to stock compensation.

(4)

The peer group that we used for purposes of this disclosure is the Competitor Composite Average, the same peer group used for our performance graph disclosed in our Annual Report on Form 10-K for the year ended December 31, 2022. The Competitor Composite Average is a measure of the total return performance of mortgage REIT competitors based on actual share prices of the following companies: Blackstone Mortgage Trust Inc. (BXMT), Starwood Property Trust, Inc.(STWD), Ares Commercial Real Estate Corporation (ACRE), Apollo Commercial Real Estate Finance Inc. (ARI), Arbor Realty Trust, Inc. (ABR), and Ladder Capital Corporation (LADR).

(5)

Distributable return on equity is based on Distributable Earnings, which is calculated as GAAP Net Income excluding the following (i) any unrealized gains or losses on certain MBS not retained by us as part of our loan origination businesses (ii) any realized gains or losses on sales of certain MBS (iii) any unrealized gains or losses on residential MSRs (iv) any unrealized current non-cash provision for credit losses on accrual loans (v) any unrealized gains or losses on de-designated cash flow hedges (vi) one-time non-recurring gains or losses, such as gains or losses on discontinued operations, bargain purchase gains, or merger related expenses.

Company Selected Measure Name	Distributable return on equity
Named Executive Officers, Footnote [Text Block]
(1)

Mr. Capasse is the principal executive officer for fiscal years 2020 through 2022. The Company does not pay or reimburse our Manager for any portion of the cash compensation that is paid by our Manager and its affiliates to Mr. Capasse.

(2)

Our named executive officers for the years ended December 31, 2022 and December 31, 2021 include Andrew Ahlborn, Chief Financial Officer, Gary Taylor, Chief Operating Officer and Adam Zausmer, Chief Credit Officer. Our named executive officers for the year ended December 31, 2020 include Andrew Ahlborn, Chief Financial Officer and Gary Taylor, Chief Operating Officer.

Peer Group Issuers, Footnote [Text Block]
(4)

The peer group that we used for purposes of this disclosure is the Competitor Composite Average, the same peer group used for our performance graph disclosed in our Annual Report on Form 10-K for the year ended December 31, 2022. The Competitor Composite Average is a measure of the total return performance of mortgage REIT competitors based on actual share prices of the following companies: Blackstone Mortgage Trust Inc. (BXMT), Starwood Property Trust, Inc.(STWD), Ares Commercial Real Estate Corporation (ACRE), Apollo Commercial Real Estate Finance Inc. (ARI), Arbor Realty Trust, Inc. (ABR), and Ladder Capital Corporation (LADR).

Non-PEO NEO Average Total Compensation Amount	$ 2,355,834	$ 1,656,291	$ 1,260,209
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,346,968	2,008,340	1,219,723
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

		Subtracted:	Added:
Year	Average Summary Compensation Table Total Compensation (1)	Average Grant Date Fair Value of Awards Granted in the Year (2)	Average Year End Fair Value of Unvested Equity Awards Granted in the Year (3)	Average Year End Fair Value of Unvested Equity Awards with Performance Conditions Granted in the Year (3)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards (3)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (3)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Compensation Actually Paid (CAP)

2022	$2,355,834	$(716,667)	$281,313	$411,983	$(42,169)	$838	$55,835	$2,346,968
2021	$1,656,291	$(246,862)	$193,482	$349,704	$24,949	$491	$30,284	$2,008,340
2020	$1,260,209	$(212,500)	$161,725	$-	$(5,454)	$(63)	$15,806	$1,219,723

(1)	There are no pension benefits for the Non-PEO NEOs.
(2)	Represents the grant date fair value of equity-based awards granted each year.
(3)

The fair value of the restricted Common Stock was determined based on the stock price on the applicable valuation dates. The fair value of the RSUs was determined based on the probable outcome of the performance condition and the stock price on the applicable valuation dates. The assumptions used in calculating the fair value of the restricted Common Stock and RSUs did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable year. The fair value calculation used herein is consistent with the fair value methodology used to account for share-based payments in our financial statements.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP vs TSR and Peer Group TSR
Compensation Actually Paid vs. Net Income [Text Block]	CAP vs Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP vs Distributable ROE
Tabular List [Table Text Block]

Company Performance Measures to Determine 2022 Compensation Actually Paid (CAP)
Distributable Return on Equity (ROE)
Absolute Total Shareholder Return (TSR)
Relative Total Shareholder Return (TSR)

Total Shareholder Return Amount	$ 165.3	206.5	147.0
Peer Group Total Shareholder Return Amount	165.4	203.5	160.7
Net Income (Loss)	$ 203,163,000	$ 159,974,000	$ 46,069,000
Company Selected Measure Amount | item	12.8	15.4	12.3
PEO Name	Mr. Capasse
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Distributable Return on Equity (ROE)
Non-GAAP Measure Description [Text Block]
(5)

Distributable return on equity is based on Distributable Earnings, which is calculated as GAAP Net Income excluding the following (i) any unrealized gains or losses on certain MBS not retained by us as part of our loan origination businesses (ii) any realized gains or losses on sales of certain MBS (iii) any unrealized gains or losses on residential MSRs (iv) any unrealized current non-cash provision for credit losses on accrual loans (v) any unrealized gains or losses on de-designated cash flow hedges (vi) one-time non-recurring gains or losses, such as gains or losses on discontinued operations, bargain purchase gains, or merger related expenses.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Absolute Total Shareholder Return (TSR)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return (TSR)
Ahlborn
Pay vs Performance Disclosure [Table]
Effect of Net Additions (Deductions) Included in Average Compensation Actually Paid to NEOs	$ (3,669)	$ 278,646	$ (35,752)
Taylor
Pay vs Performance Disclosure [Table]
Effect of Net Additions (Deductions) Included in Average Compensation Actually Paid to NEOs	(64,214)	373,767	(45,219)
Zausmer
Pay vs Performance Disclosure [Table]
Effect of Net Additions (Deductions) Included in Average Compensation Actually Paid to NEOs	41,284	403,732
Non-PEO NEO [Member] | Average Grant Date Fair Value of Awards Granted in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(716,667)	(246,862)	(212,500)
Non-PEO NEO [Member] | Average Year End Fair Value of Unvested Equity Awards Granted in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	281,313	193,482	161,725
Non-PEO NEO [Member] | Average Year End Fair Value of Unvested Equity Awards with Performance Conditions Granted in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	411,983	349,704
Non-PEO NEO [Member] | Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(42,169)	24,949	(5,454)
Non-PEO NEO [Member] | Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	838	491	(63)
Non-PEO NEO [Member] | Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 55,835	$ 30,284	$ 15,806